Business Segments (Tables)	12 Months Ended
Dec. 31, 2012
Business Segments
Schedule of segments identified on the basis of the entity's organizational structure and internal reporting

	Year Ended December 31,
(in thousands)	2012	2011	2010

Medical Equipment Outsourcing
Net sales	$302,718	$275,910	$245,145
Medical equipment depreciation	70,761	68,032	69,496
Gross margin	121,205	110,175	89,439
Assets	465,192	461,285	409,315
Amortization	13,771	17,252	11,625
Technical and Professional Services
Net sales	82,236	54,058	44,426
Gross margin	19,808	13,540	12,736
Assets	83,791	84,483	85,175
Amortization	692	692	692
Medical Equipment Sales and Remarketing
Net sales	30,372	25,188	22,541
Gross margin	6,731	5,454	6,199
Assets	18,603	18,603	18,603
Corporate and Unallocated
Assets	369,827	372,561	319,935
Amortization and depreciation	11,467	10,636	9,926
Capital Expenditures	65,890	87,118	76,998
Total Company Assets, Amortization and Depreciation and Capital Expenditures
Assets	937,413	936,932	833,028
Amortization and depreciation	96,691	96,612	91,739
Capital Expenditures	65,890	87,118	76,998
Total Gross Margin and Reconciliation to Loss Before Income Taxes
Total gross margin	147,744	129,169	108,374
Selling, general and administrative	109,247	100,948	89,336
Restructuring, acquisition and integration expense	7,474	3,483	—
Loss on extinguishment of debt	12,339	—	—
Interest expense	55,697	55,020	46,457
Loss before income taxes	$(37,013)	$(30,282)	$(27,419)